UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21399

The Aegis Fund
(Exact name of registrant as specified in charter)

6862 Elm Street, Suite 830, McLean, VA 22101
(Address of principal executive offices) (Zip code)

Aegis Financial Corporation
6862 Elm Street, Suite 830, McLean, VA 22101
 (Name and address of agent for service)

(703) 528-7788
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2012

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2012
Aegis High Yield Fund
(Unaudited)
		Shares or Principal Amount	Value
Common Stocks - 2.88%
Miscellaneous Manufacturing - 0.33%
Arctic Glacier Income Fund (1)(2)		704,320	$170,152

Real Estate Investment Trusts - 1.87%
PMC Commercial Trust		108,720	815,400
KEYreit (1)(2)		20,500	133,038
			948,438
Transportation - 0.68%
Baltic Trading Ltd. (1)		48,500	156,655
Globus Maritime Ltd. (1)		80,930	186,544
			343,199

Total Common Stocks (Cost $1,925,310)			1,461,789

Convertible Bonds - 14.82%
Agriculture - 5.54%
Alliance One International, Inc., Sr. Subord.
5.500%, 07/15/2014		2,900,000	2,809,375

Diversified Financial Services - 0.08%
Penson Worldwide, Inc., Sr. Unsec.
8.000%, 06/01/2014 (Acquired 08/19/2010 through 05/04/2011, Cost) (3)		1,000,000	40,000

Lodging - 1.74%
Royal Host Inc.
6.250%, 09/30/2013 (1)	CAD	903,000	881,782
5.900%, 06/30/2014 (1)	CAD	2,000	1,913
			883,695
Mining - 3.37%
Jaguar Mining, Inc., Sr. Unsec.
4.500%, 11/01/2014 (Acquired 08/10/2010 through 10/19/2011, Cost) (1)(3)		3,000,000	1,708,125

Real Estate Investment Trusts - 4.09%
KEYreit
7.750%, 12/31/2014 (1)	CAD	2,011,000	2,076,151

Total Convertible Bonds (Cost $9,055,524)			7,517,346

Corporate Bonds - 68.85%
Agriculture - 3.60%
Alliance One International, Inc., Company Guarantee
10.000%, 07/15/2016		1,000,000	1,040,000
Vector Group Ltd., Sr. Sec.
11.000%, 08/15/2015		750,000	784,687
			1,824,687

Auto Parts & Equipment - 3.62%
Exide Technologies
8.625%, 02/01/2018		1,000,000	871,250
Stanadyne Corp., Sr. Subord. Notes
10.000%, 08/15/2014		500,000	468,750
Stanadyne Holdings, Inc., Sr. Discount Notes
12.000%, 02/15/2015		750,000	499,688
			1,839,688
Chemicals - 3.21%
American Pacific Corp., Company Guarantee
9.000%, 02/01/2015		1,584,000	1,628,273

Coal - 3.88%
Murray Energy Corp., Sr. Sec.
10.250%, 10/15/2015 (105.125000, 12/15/2012) (3)		2,000,000	1,970,000

Direct Marketing - 3.98%
Sitel LLC / Sitel Financial Corp.
11.000%, 08/01/2017 (105.500000, 08/01/2014) (3)		2,000,000	2,020,000

Diversified Financial Services - 2.16%
GFI Group, Inc. Sr. Unsec.
8.375%, 07/19/2018		1,000,000	882,500
Penson Worldwide, Inc., Sec.
12.500%, 05/15/2017 (106.250000, 05/15/2014) (3)		915,000	215,025
			1,097,525
Engineering & Construction - 0.05%
Pfleiderer Finance BV, Company Guarantee
7.125%, 02/14/2049 (1)(4)	EURO	650,000	24,315

Entertainment - 2.48%
Jacobs Entertainment, Inc., Company Guarantee
9.750%, 06/15/2014		1,250,000	1,254,687

Food - 2.49%
Reddy Ice Corp., Sr. Sec.
11.250%, 03/15/2015		1,250,000	1,264,062

Home Builders - 2.37%
Staunton Hotel LLC, Notes
6.250%, 06/01/2029 (100.000000, 06/01/2014) (3)		1,700,000	1,201,477

Machinery-Diversified - 1.94%
Tempel Steel Co., Sr. Sec.
12.000%, 08/15/2016 (109.000000, 02/15/2014) (3)		1,000,000	982,500

Media - 0.43%
Hearst-Argyle Television, Inc., Sr. Unsec.
7.000%, 01/15/2018		265,000	218,341

Mining - 5.20%
Horsehead Holding Corp.
10.500%, 06/01/2017 (105.250000, 06/01/2015) (3)		1,000,000	1,010,000
Thompson Creek Metals Co., Inc., Company Guarantee
7.375%, 06/01/2018 (1)		2,000,000	1,630,000
			2,640,000

Oil & Gas Drilling - 2.66%
Deep Drilling 7 Pte. Ltd and Deep Drilling 8 Pte. Ltd
14.250%, 03/05/2015 (1)	1,350,000	1,349,906

Oil & Gas Services - 2.23%
Global Rig Co. ASA, Company Guarantee
13.000%, 06/15/2015	1,090,000	1,133,600

Oil Companies – Exploration & Production - 19.97%
ATP Oil & Gas Corp., Sr. Sec.
11.875%, 05/01/2015 (3)	1,250,000	243,750
Black Elk Energy Offshore Operations LLC and Black Elk Finance Corp., Sr. Sec.
13.750%, 12/01/2015	2,500,000	2,543,750
Endeavour International Corp.
12.000%, 03/01/2018 (Acquired 02/15/2012, Cost) (3)	1,000,000	1,107,500
Panoro Energy ASA, Sr. Sec.
12.000%, 11/15/2018 (1)	1,100,000	1,144,000
PSOS Finance
12.000%, 10/06/2015 (1)	1,938,462	1,943,308
RAAM Global Energy Co., Sec.
12.500%, 10/01/2015	2,000,000	2,070,000
Woodbine Holdings LLC
12.000%, 05/15/2016	1,000,000	1,077,500
		10,129,808
Packaging & Containers - 2.53%
Pretium Packaging LLC / Pretium Finance Inc., Sec.
11.500%, 04/01/2016	1,250,000	1,284,375

Publishing - 2.18%
The Readers Digest Association, Inc.
9.500%, 02/15/2017	1,881,000	1,105,087

Retail - 1.36%
HOA Restaurant Group LLC / HOA Finance Corp., Sr. Sec.
11.250%, 04/01/2017 (105.625000, 04/01/2014) (3)	750,000	688,125

Transportation - 2.51%
SinOceanic II AS
10.000%, 02/17/2015 (1)	1,284,262	1,274,630

Total Corporate Bonds (Cost $36,471,730)		34,931,086

Preferred Stocks - 1.99%
Insurance - 1.88%
Aspen Insurance Holdings Ltd. (1)	16,432	953,878

Oil Companies – Exploration & Production - 0.11%
ATP Oil & Gas Corp. (Acquired 01/11/2010 through 03/03/2010, Cost) (3)	8,200	14,350
Magnum Hunter Resourses Corp.	1,610	41,248
		55,598

Total Preferred Stocks (Cost $1,844,301)		1,009,476

Warrants - 0.98%
Oil Companies – Exploration & Production - 0.98%
Woodbine Holdings LLC
Expiration: May 2016, Exercise Price: $1.00	1,000	500,000

Total Warrants (Cost $0)		500,000

Total Investments (Cost $49,296,865) - 89.52%		45,419,697
Other Assets in Excess of Liabilities - 10.48%		5,318,117
TOTAL NET ASSETS - 100.00%		50,737,814

(1) Foreign security denominated in U.S. Dollars.
(2) Non-income producing securities.
(3)
144A – Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A under the Securities Act of 1933, as amended.

(4) Issue is in default or bankruptcy.
CAD = Canadian Dollar
EURO = The European Currency, EURO

The cost basis of investment for federal income tax purpose at September 30, 2012 was as follows:
Cost of investments		49,296,865

Gross unrealized appreciation		1,373,365
Gross unrealized depreciation		(5,250,533)
Net unrealized depreciation on investments		(3,877,168)

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Investment Valuation

Investments in securities are valued based on market quotations or on data furnished by an independent pricing service. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities and other securities for which market quotations are not readily available are valued at fair value as determined by the Board of Trustees. In determining fair value, the Board procedures consider all relevant qualitative and quantitative factors available. These factors are subject  to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily epresent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.

Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at September 30, 2012

In accordance with the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification (“ASC”) 820, Fair Value Measurements and Disclosure, fair value is defined as the price that a fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 − quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 − other significant observable inputs (including quoted prices for similar securities or identical securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.) An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 − significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

On May 12, 2011, the FASB issued an Accounting Standard Update (ASU) No. 2011-04, modifying FASB Accounting Standards Codification (ASC) Topic 820, Fair Valuation Measurement and Disclosure. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard (IFRS) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to change in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. Other than requiring additional disclosures, the adoption of this guidance did not have material impact on the financial statements of the Fund.

Common stocks and preferred stocks. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

Corporate bonds. The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Short-term investments. Short-term investments are valued using amortized cost which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended September 30, 2012, there were no significant transfers between Level 1, Level 2 and Level 3. The Fund recognizes transfers between levels of the hierarchy on the date of transfer. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock*	1,275,245	186,544	-	1,461,789
Convertible Bond*	-	7,517,346	-	7,517,346
Corporate Bonds*	-	34,931,086	-	34,931,086
Preferred Stocks*	995,126	14,350	-	1,009,476
REITs				-
Warrants	500,000	-	-	500,000
Total*	2,770,371	42,649,326	-	45,419,697

* Please refer to the Schedule of Portfolio Investments to view securities segregated by industry type.

Foreign risk and currency translation. The Fund may invest directly in foreign securities. Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund’s share price and investment performance. The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States. The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks. In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.

Foreign markets may also have less protection for investors than the U.S. markets. Foreign issuers may be subject to less government supervision. It may also be difficult to enforce legal and shareholder/bondholder rights in foreign countries. There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at each reporting period, resulting from changes in the exchange rate.

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted forandtheir effectsonthe Funds’ financial positionandresults of operations.The Aegis High Yield Fund did not maintain any positions in derivative instruments or engaged in hedging activities during the period ended March 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aegis Funds

By /s/ Scott L. Barbee
      Scott L. Barbee, President

Date:  November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Scott L. Barbee
      Scott L. Barbee, President

Date:  November 21, 2012

By /s/ Sarah Q. Zhang
      Sarah Q. Zhang, Treasurer

Date:  November 21, 2012